Quarterly Holdings Report
for

Fidelity® SAI International Value Index Fund

July 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IIV-QTLY-0921
1.9885500.103

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 4.3%
AGL Energy Ltd.	1,038,514	$5,510,081
Aurizon Holdings Ltd.	3,068,250	8,691,312
BHP Group Ltd.	2,096,692	82,355,591
Computershare Ltd.	945,961	10,829,418
Fortescue Metals Group Ltd.	2,771,396	50,661,683
JB Hi-Fi Ltd.	191,495	6,750,994
Mineral Resources Ltd.	276,846	12,801,328
Origin Energy Ltd.	2,935,719	8,854,491
Rio Tinto Ltd.	618,765	60,583,446
South32 Ltd.	5,589,834	12,183,236

TOTAL AUSTRALIA		259,221,580

Austria - 0.5%
Andritz AG	119,612	6,595,035
OMV AG	240,027	12,961,002
Raiffeisen International Bank-Holding AG	224,802	5,322,761
Voestalpine AG	184,524	8,138,390

TOTAL AUSTRIA		33,017,188

Belgium - 1.5%
Ageas	308,078	16,284,788
Anheuser-Busch InBev SA NV	1,063,306	67,107,541
Colruyt NV	104,401	5,937,162

TOTAL BELGIUM		89,329,491

Bermuda - 0.4%
Jardine Matheson Holdings Ltd.	435,633	25,894,026
Cayman Islands - 0.9%
CK Asset Holdings Ltd.	3,282,500	22,365,850
CK Hutchison Holdings Ltd.	4,499,000	32,883,576

TOTAL CAYMAN ISLANDS		55,249,426

Denmark - 1.1%
A.P. Moller - Maersk A/S Series B	15,657	43,451,673
Danske Bank A/S	1,135,358	19,915,385

TOTAL DENMARK		63,367,058

Finland - 1.4%
Fortum Corp.	725,535	20,001,875
Nokia Corp. (a)	9,460,218	58,126,839
TietoEVRY Oyj	177,658	5,976,779

TOTAL FINLAND		84,105,493

France - 16.4%
Atos Origin SA	163,175	7,804,595
AXA SA	1,311,338	33,959,785
BNP Paribas SA	1,916,584	116,871,751
Bouygues SA	374,506	14,433,934
Capgemini SA	267,276	57,783,485
Carrefour SA	967,645	17,975,627
Compagnie de St. Gobain	887,914	63,466,624
Compagnie Generale des Etablissements Michelin SCA Series B	297,269	48,556,669
Credit Agricole SA (b)	2,139,163	29,841,966
Eiffage SA	138,856	14,155,859
Elis SA (a)	323,406	5,800,642
ENGIE	2,963,303	39,553,235
Faurecia SA	202,476	9,038,243
Ipsen SA	67,061	7,167,555
Orange SA	3,414,165	37,996,729
Publicis Groupe SA	384,550	24,277,497
Renault SA (a)	345,046	13,108,179
Rexel SA	400,872	8,455,002
Rubis SCA	164,098	6,583,444
Sanofi SA	1,528,100	157,506,361
SPIE SA	245,591	5,817,907
Thales SA	177,827	18,668,834
Total SA	3,485,930	152,010,022
Valeo SA	402,910	11,652,470
VINCI SA	818,367	86,603,985

TOTAL FRANCE		989,090,400

Germany - 9.3%
Bayer AG	1,404,423	83,674,186
Bayerische Motoren Werke AG (BMW)	613,439	61,038,806
Continental AG	180,027	24,473,636
Daimler AG (Germany)	1,390,952	124,213,266
Deutsche Telekom AG	4,513,900	93,682,266
Fresenius Medical Care AG & Co. KGaA	336,850	26,550,946
Fresenius SE & Co. KGaA	687,720	36,156,604
HeidelbergCement AG	244,742	21,710,518
Lanxess AG	145,765	10,558,112
LEG Immobilien AG	120,175	19,010,055
ProSiebenSat.1 Media AG	353,435	6,727,063
Rheinmetall AG	72,608	6,973,185
RWE AG	1,127,172	40,126,605
Uniper SE	164,703	6,437,736

TOTAL GERMANY		561,332,984

Hong Kong - 1.2%
BOC Hong Kong (Holdings) Ltd.	5,992,000	19,276,426
Fosun International Ltd.	4,049,500	5,356,847
Henderson Land Development Co. Ltd.	2,259,930	10,105,656
Sun Hung Kai Properties Ltd.	2,560,000	36,664,844

TOTAL HONG KONG		71,403,773

Ireland - 0.2%
DCC PLC (United Kingdom)	168,911	14,148,222
Italy - 2.3%
A2A SpA	2,611,228	5,546,198
Atlantia SpA (a)	839,650	15,239,333
Eni SpA	2,326,953	27,517,656
Hera SpA	1,316,042	5,601,424
Intesa Sanpaolo SpA	22,773,295	62,912,321
Italgas SpA	809,328	5,485,813
Leonardo SpA (a)	674,560	5,310,106
Telecom Italia SpA	30,136,063	13,259,269

TOTAL ITALY		140,872,120

Japan - 26.2%
AGC, Inc.	379,100	16,211,506
Aisin Seiki Co. Ltd.	304,500	12,254,387
Alfresa Holdings Corp.	352,600	5,341,791
Brother Industries Ltd.	437,100	8,825,272
Canon, Inc.	1,778,600	40,957,726
Chubu Electric Power Co., Inc.	1,200,300	14,404,291
Dai Nippon Printing Co. Ltd.	470,200	11,080,420
ENEOS Holdings, Inc.	5,384,400	22,617,690
FUJIFILM Holdings Corp.	552,900	39,677,658
Fujitsu Ltd.	95,400	16,230,440
Fukuoka Financial Group, Inc.	318,600	5,370,044
Haseko Corp.	416,200	5,632,138
Hitachi Ltd.	1,229,100	70,696,873
Honda Motor Co. Ltd.	2,868,400	92,126,903
Iida Group Holdings Co. Ltd.	309,200	7,412,570
INPEX Corp.	1,803,700	12,792,858
Isuzu Motors Ltd.	1,036,700	13,829,257
Itochu Corp.	2,351,200	69,593,732
Japan Post Holdings Co. Ltd.	2,475,300	21,011,439
Japan Tobacco, Inc.	1,833,600	35,829,094
Kajima Corp.	828,300	10,662,538
KDDI Corp.	415,500	12,707,487
Kyocera Corp.	585,400	36,172,961
Marubeni Corp.	2,752,000	23,423,409
Mazda Motor Corp. (a)	1,000,500	9,869,838
Medipal Holdings Corp.	350,500	6,571,975
Mitsubishi Corp.	2,352,700	65,990,370
Mitsubishi Heavy Industries Ltd.	562,300	16,246,660
Mitsui& Co. Ltd.	2,671,600	61,319,650
Mizuho Financial Group, Inc.	4,232,600	60,482,213
NEC Corp.	454,800	23,066,119
Nikon Corp.	580,200	5,401,290
Nippon Telegraph & Telephone Corp.	2,145,700	54,947,346
Nippon Yusen KK	283,500	15,318,087
Nomura Holdings, Inc.	4,689,200	23,481,575
Obayashi Corp.	1,202,600	9,833,964
Oji Holdings Corp.	1,690,800	9,748,286
ORIX Corp.	651,300	11,351,220
Osaka Gas Co. Ltd.	694,600	12,977,011
Otsuka Holdings Co. Ltd.	564,300	22,430,400
Panasonic Corp.	3,885,300	46,915,246
Resona Holdings, Inc.	3,977,900	14,935,745
Ricoh Co. Ltd.	1,142,300	12,481,743
Seiko Epson Corp.	546,200	9,397,873
Sekisui House Ltd.	1,084,200	21,473,110
Seven & i Holdings Co. Ltd.	1,311,600	58,524,113
SHIMIZU Corp.	1,169,800	8,615,049
Sojitz Corp.	1,835,700	5,615,935
Subaru Corp.	1,025,700	20,151,905
Sumitomo Chemical Co. Ltd.	2,759,400	14,364,108
Sumitomo Corp.	1,981,400	26,927,064
Sumitomo Electric Industries Ltd.	1,323,400	18,801,168
Sumitomo Forestry Co. Ltd.	286,400	5,398,799
Sumitomo Heavy Industries Ltd.	204,900	5,675,270
Sumitomo Mitsui Financial Group, Inc.	2,290,300	77,203,914
Sumitomo Mitsui Trust Holdings, Inc.	625,600	20,535,856
Suzuki Motor Corp.	818,600	33,305,146
Taisei Corp.	351,800	11,856,145
Takeda Pharmaceutical Co. Ltd.	2,630,100	87,546,899
Tokyo Gas Co. Ltd.	641,600	12,144,672
Toppan, Inc.	582,900	9,887,779
Tosoh Corp.	541,900	9,509,841
Toyota Tsusho Corp.	395,400	18,668,757
Yamada Holdings Co. Ltd.	1,305,000	6,138,098
Yamaha Motor Co. Ltd.	510,100	12,773,255

TOTAL JAPAN		1,582,745,978

Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	1,158,084	40,354,704
Netherlands - 5.1%
AEGON NV	2,351,072	10,009,927
ASR Nederland NV	235,047	9,661,269
Heineken Holding NV	167,865	16,517,822
ING Groep NV (Certificaten Van Aandelen)	3,830,540	49,148,515
Koninklijke Ahold Delhaize NV	1,743,125	54,165,551
NN Group NV	529,874	26,355,648
Randstad NV	208,523	15,128,563
Signify NV (c)	213,933	11,975,785
Stellantis NV (Italy)	3,692,378	70,913,551
STMicroelectronics NV (Italy)	1,026,175	42,201,111

TOTAL NETHERLANDS		306,077,742

Norway - 0.3%
Norsk Hydro ASA	2,276,160	15,143,291
Singapore - 2.2%
DBS Group Holdings Ltd.	682,732	15,322,986
Oversea-Chinese Banking Corp. Ltd.	6,717,186	60,977,444
United Overseas Bank Ltd.	2,568,500	49,817,469
Venture Corp. Ltd.	450,100	6,318,242

TOTAL SINGAPORE		132,436,141

Spain - 1.8%
ACS Actividades de Construccion y Servicios SA	450,512	11,842,744
CaixaBank SA	7,255,398	21,547,890
Enagas SA	414,875	9,527,936
Endesa SA	529,444	12,881,366
Red Electrica Corporacion SA	721,537	14,315,317
Telefonica SA	8,619,948	39,434,979

TOTAL SPAIN		109,550,232

Sweden - 2.4%
Electrolux AB (B Shares)	421,071	11,044,774
Ericsson (B Shares)	4,455,504	51,390,583
ICA Gruppen AB	154,236	7,623,649
Kinnevik AB (B Shares)	403,231	17,589,011
Securitas AB (B Shares)	533,546	9,408,518
Skanska AB (B Shares)	667,108	18,831,286
SKF AB (B Shares)	505,727	13,441,561
SSAB Svenskt Stal AB (A Shares) (a)	1,325,166	7,567,627
Trelleborg AB (B Shares)	404,326	9,990,258

TOTAL SWEDEN		146,887,267

Switzerland - 4.5%
ams AG (a)	457,200	8,746,786
Credit Suisse Group AG	4,039,158	40,550,325
Holcim Ltd.	852,137	49,951,399
Novartis AG	688,189	63,642,631
UBS Group AG	6,432,516	106,090,179

TOTAL SWITZERLAND		268,981,320

United Kingdom - 16.7%
3i Group PLC	1,622,075	28,848,685
Aviva PLC	6,549,376	35,258,369
BAE Systems PLC	5,375,160	43,095,565
Barclays PLC	26,626,164	64,410,804
BHP Group PLC	3,520,533	113,981,989
British American Tobacco PLC (United Kingdom)	3,808,171	141,634,927
BT Group PLC (a)	12,702,801	30,652,367
Centrica PLC (a)	9,802,007	6,195,192
GlaxoSmithKline PLC	6,778,327	133,830,092
Imperial Brands PLC	1,582,532	33,919,674
J Sainsbury PLC	2,907,791	11,450,503
Kingfisher PLC	3,519,332	18,076,794
M&G PLC	4,333,679	13,577,676
Marks & Spencer Group PLC (a)	3,261,103	6,142,124
Phoenix Group Holdings PLC	1,365,776	12,897,924
Rio Tinto PLC	1,438,601	122,195,272
Royal Dutch Shell PLC Class A (United Kingdom)	3,390,792	68,158,113
Royal Mail PLC	1,666,855	11,681,953
Standard Chartered PLC (United Kingdom)	4,367,165	26,223,952
Tesco PLC	2,745,813	8,889,301
Vistry Group PLC	370,469	6,140,802
Vodafone Group PLC	44,671,370	71,829,395

TOTAL UNITED KINGDOM		1,009,091,473

TOTAL COMMON STOCKS
(Cost $5,518,499,530)		5,998,299,909

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.06% (d)	156,099,941	156,131,161
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	9,029	9,030
TOTAL MONEY MARKET FUNDS
(Cost $156,140,191)		156,140,191
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $5,674,639,721)		6,154,440,100
NET OTHER ASSETS (LIABILITIES) - (2.0)%(f)		(120,378,169)
NET ASSETS - 100%		$6,034,061,931

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	310	Sept. 2021	$35,950,700	$262,492	$262,492

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,975,785 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $2,280,960 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,077
Fidelity Securities Lending Cash Central Fund	234,122
Total	$264,199

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,325,850	$2,028,147,806	$1,873,342,495	$--	$--	$156,131,161	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	4,085,287	162,244,545	166,320,802	--	--	9,030	0.0%
Total	$5,411,137	$2,190,392,351	$2,039,663,297	$--	$--	$156,140,191

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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